Earnings per share	6 Months Ended
Jun. 30, 2019
Earnings per share
Earnings per share

B5     Earnings per share

		Half year 2019
					Net of tax and	Basic		Diluted
				Non- controlling	non- controlling	earnings		earnings
		Before tax	Tax	interests	interests	per share		per share
		£m	£m	£m	£m	pence		pence
	Note	B1.1	B4
Based on adjusted IFRS operating profit based on longer-term investment returns		2,024	(332)	(5)	1,687	65.3	p	65.3	p
Short-term fluctuations in investment returns on shareholder-backed business	B1.2	(1,124)	314	—	(810)	(31.4)	p	(31.4)	p
Amortisation of acquisition accounting adjustments		(17)	3	—	(14)	(0.5)	p	(0.5)	p
Gain (loss) on disposal of businesses and corporate transactions		13	14	—	27	1.0	p	1.0	p
Based on profit for the period from continuing operations		896	(1)	(5)	890	34.4	p	34.4	p
Based on profit for the period from discontinued operations	D2.1	817	(172)	—	645	25.0	p	25.0	p
Based on profit for the period		1,713	(173)	(5)	1,535	59.4	p	59.4	p

		Half year 2018*
					Net of tax and	Basic		Diluted
				Non- controlling	non- controlling	earnings		earnings
		Before tax	Tax	interests	interests	per share		per share
		£m	£m	£m	£m	pence		pence
	Note	B1.1	B4
Based on adjusted IFRS operating profit based on longer-term investment returns		1,669	(287)	(1)	1,381	53.7	p	53.6	p
Short-term fluctuations in investment returns on shareholder-backed business	B1.2	9	(51)	—	(42)	(1.6)	p	(1.6)	p
Amortisation of acquisition accounting adjustments		(22)	4	—	(18)	(0.7)	p	(0.7)	p
Gain (loss) on disposal of businesses and corporate transactions		(57)	8	—	(49)	(1.9)	p	(1.9)	p
Based on profit for the period from continuing operations		1,599	(326)	(1)	1,272	49.5	p	49.4	p
Based on profit for the period from discontinued operations	D2.1	101	(18)	—	83	3.2	p	3.2	p
Based on profit for the period		1,700	(344)	(1)	1,355	52.7	p	52.6	p

*    The half year 2018 comparative results have been re-presented from those previously published to reflect the Group’s UK and Europe operations as discontinued operations at 30 June 2019 (as described in note A2).

Earnings per share are calculated based on earnings attributable to ordinary shareholders, after related tax and non-controlling interests.

The weighted average number of shares for calculating earnings per share, which excludes those held in employee share trusts and consolidated unit trusts and OEICs, is set out as below:

	2019	2018
Weighted average number (in millions) of shares for calculation of:	Half year	Half year
Basic earnings per share	2,583	2,573
Diluted earnings per share	2,584	2,574